SHAREHOLDERS' EQUITY (Number of shares authorized) (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CAD	Mar. 31, 2012 USD ($)	Feb. 29, 2012 USD ($)	Feb. 13, 2012 USD ($)
SHAREHOLDERS' EQUITY [Abstract]
Settlement of contingent consideration, shares			400,983
Common stock issued, value per share		3.21	$ 4.49
Consideration paid in shares, shares issued	2,000,978	2,000,978
Value of shares of common stock paid in acquisition of Axerra Networks Inc.					$ 1,884
Issuance costs	98			42
Common stock, discount on shares	$ 1,144